Acquisitions, Investments and Disposals - Reconciliation of Carrying Value of Noncontrolling Interest (Details) - USD ($)	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Mar. 09, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disposal Group, Including Discontinued Operations [Line Items]
Noncontrolling interest at inception (19.98% of Fly Flyte)	$ 5,317,261			$ 2,885,097	$ 5,317,261	$ 3,606,634	$ 3,606,634
Net Income (Loss) Attributable to Noncontrolling Interest	(174,549)	$ 2,602	$ (134,472)	(756,776)	(398,973)	$ (169,550)	(1,310,081)	$ (2,555,059)
Noncontrolling interest at March 9, 2026	$ 1,953,772	$ 2,778,825		$ 5,317,261	$ 2,778,825		$ 5,317,261	$ 3,606,634